Significant Accounting Policies - Joint ventures (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2021
OOG-TKP FPSO GmbH
Disclosure of joint ventures [line items]
Proportion of Ownership Interest		50.00%
OOG-TKP FPSO GmbH & Co KG
Disclosure of joint ventures [line items]
Proportion of Ownership Interest	50.00%	50.00%
OOG-TKP Oil Services Ltd.
Disclosure of joint ventures [line items]
Proportion of Ownership Interest		50.00%
OOG-TK Libra GmbH
Disclosure of joint ventures [line items]
Proportion of Ownership Interest		50.00%
OOG-TK Libra GmbH & Co KG
Disclosure of joint ventures [line items]
Proportion of Ownership Interest		50.00%
OOGTK Libra Operator Holdings Limited
Disclosure of joint ventures [line items]
Proportion of Ownership Interest		50.00%
OOGTK Libra Producao de Petroleo Ltda
Disclosure of joint ventures [line items]
Proportion of Ownership Interest		50.00%
OOG-TKP Operator Holdings Limited
Disclosure of joint ventures [line items]
Proportion of Ownership Interest		50.00%
OOG-TKP Producao de Petroleo Ltda
Disclosure of joint ventures [line items]
Proportion of Ownership Interest		50.00%
TK-Ocyan Libra Oil Services Ltd.
Disclosure of joint ventures [line items]
Proportion of Ownership Interest		50.00%